Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefit Plans

NOTE 13 – EMPLOYEE BENEFIT PLANS

The Company has a 401(k) plan with profit sharing provisions (the “Plan”). The Plan covers substantially all employees. The Plan allows employee contributions to be made on a salary reduction basis under Section 401(k) of the Internal Revenue Code. Under the 401(k) provisions, the Company makes discretionary matching contributions to employees’ 401(k). The Company made contributions to the Plan of $676 during the period from March 15, 2018 to December 31, 2018. The Company made contributions to the Plan of $179 during the period from January 1, 2018 to March 14, 2018. The Company made contributions to the Plan of $481 during the year ended December 31, 2017.